Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2024
Basis of preparation and significant accounting policies
Critical accounting policies

(vi) Critical accounting policies

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgements and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. These estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, and the results of such estimates form the basis of carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ materially from these estimates. These underlying assumptions are reviewed on an ongoing basis. A revision to an accounting estimate is recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if these are also affected. Principal sources of estimation uncertainty have been set forth below. Actual results may differ from estimates.

Critical estimates

Long-lived assets

At March 31, 2024, the Group had €10.85bn of property, plant and equipment long-lived assets, of which €10.61bn were aircraft related. In accounting for long-lived assets, the Group must make estimates about the expected useful lives of the assets and the expected residual values of the assets.

In estimating the useful lives and expected residual values of the aircraft component, the Group considered a number of factors, including its own historic experience and past practices of aircraft disposals, renewal programmes, forecasted growth plans, external valuations from independent appraisers, recommendations from the aircraft supplier and manufacturer and other industry-available information.

The Group's estimate of each aircraft’s residual value is 15% of market value on delivery, based on independent valuations and actual aircraft disposals during prior periods, and each aircraft’s useful life is determined to be 23 years.

Revisions to these estimates could be caused by changes to maintenance programmes, changes in utilisation of the aircraft, governmental regulations on ageing aircraft, changes in new aircraft technology, changes in governmental and environmental taxes, changes in new aircraft fuel efficiency and changing market prices for new and used aircraft of the same or similar types. The Group therefore evaluates its estimates and assumptions in each reporting period, and, when warranted, adjusts these assumptions. Any adjustments are accounted for on a prospective basis through depreciation expense.

Critical judgements

In the opinion of the Directors, the following significant judgements were exercised in the preparation of the financial statements:

Long-lived assets

On acquisition a judgement is made to allocate an element of the cost of an acquired aircraft to the cost of major airframe and engine overhauls, reflecting its service potential and the maintenance condition of its engines and airframe. This cost, which can equate to a substantial element of the total aircraft cost, is amortised over the shorter of the period to the next maintenance check (usually between 8 and 12 years) or the remaining useful life of the aircraft.

Basis of consolidation

(vii) Basis of consolidation

The consolidated financial statements comprise the financial statements of Ryanair Holdings plc and its subsidiary undertakings as of March 31, 2024. Subsidiaries are entities controlled by Ryanair. Control exists when Ryanair is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

All inter-company account balances and any unrealized income or expenses arising from intra-group transactions have been eliminated in preparing the consolidated financial statements.

Accounting for subsidiaries

Accounting for subsidiaries

Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to (has rights to) variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of subsidiary undertakings acquired during the year are included in the consolidated income statement from the date at which control of the entity was obtained. They continue to be included in the consolidated income statement until control ceases.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in euro, which is the functional currency of the parent entity and primary Group entities.

Transactions arising in foreign currencies are translated into the respective functional currencies at the rates of exchange in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-translated to euro at the rate of exchange prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies are translated to euro at foreign exchange rates in effect at the dates the transactions were affected. Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on qualifying cash flow hedges, which are recognized in other comprehensive income.

Segment reporting

Segment reporting

The Group determines and presents operating segments based on the information that internally is provided to the Group CEO, who is the Company’s Chief Operating Decision Maker (CODM).

The Group comprises five separate airlines, Buzz, Lauda Europe (“Lauda”), Malta Air, Ryanair DAC and Ryanair UK (which is consolidated within Ryanair DAC). Ryanair DAC is reported as a separate segment as it exceeds the applicable quantitative thresholds for reporting purposes. Buzz, Malta Air and Lauda do not individually exceed the quantitative thresholds and accordingly are presented on an aggregate basis as they exhibit similar economic characteristics and their services, activities and operations are sufficiently similar in nature. The results of these operations are included as ‘Other Airlines.’

The CODM assesses the performance of the business based on the profit after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period, with the objective in making these resource allocation decisions being to optimise consolidated financial results.

Income statement classification and presentation

Income statement classification and presentation

Individual income statement captions have been presented on the face of the income statement, together with additional line items, headings, and sub-totals, where it is determined that such presentation is relevant to an understanding of our financial performance, in accordance with IAS 1, “Presentation of Financial Statements”. Exceptional items are those that in management’s judgment need to be separately disclosed by virtue of their size, nature or incidence to provide additional information either on a primary statement or in a footnote.

Expenses are classified and presented in accordance with the nature-of-expenses method.

Property, plant and equipment

Property, plant and equipment

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. Cost may also include transfers from other comprehensive income of any gain or loss on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are capitalized, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Depreciation is calculated so as to write off the cost, less estimated residual value, of assets on a straight-line basis over their expected useful lives at the following annual rates:

Rate of
Depreciation
Hangar and buildings	3.33 to 5%
Plant and equipment (excluding aircraft)	20 to 33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Aircraft

An element of the cost of an acquired aircraft is attributed on acquisition to its service potential, reflecting the maintenance condition of its engines and airframe. This cost, which can equate to a substantial element of the total aircraft cost, is amortized over the shorter of the period to the next maintenance check (usually between 8 and 12 years for Boeing 737 aircraft) or the remaining life of the aircraft. The costs of subsequent major airframe and engine maintenance checks are capitalized and amortized over the shorter of the period to the next check or the estimated remaining life of the aircraft.

The remaining aircraft components are depreciated over their estimated useful lives to estimated residual values. The estimates of useful lives and residual values at year-end are:

	Number of Owned Aircraft
Aircraft Type	at March 31, 2024	Useful Life	Residual Value
Boeing 737s *	556	23 years from date of manufacture	15% of market value of new aircraft on delivery, determined periodically

*Including 146 new Boeing 737-8200s

The Group’s estimate of each aircraft’s residual value is 15% of market value on delivery, based on independent valuations and actual aircraft disposals during prior periods.

Advance and option payments in respect of aircraft purchase commitments and options to acquire aircraft are recorded at cost and are initially recognized in Trade Payables prior to payment. On acquisition of the related aircraft, these payments are included as part of the cost of aircraft and are depreciated from that date. Where the Company receives reimbursements from the supplier in respect of aircraft purchases, they are reflected as a reduction in the cost of the asset.

Rotable spare parts held by the Company are classified as property, plant and equipment if they are expected to be used over more than one period.

Gains and losses on disposal of items of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized on a net basis within other income/(expense) in profit or loss.

The Group evaluates, at the end of each reporting period, whether there is any indication that its aircraft may be impaired. Factors that may indicate potential impairment include, but are not limited to, a significant decrease in the market value of an aircraft based on observable information, a significant change in an aircraft’s physical condition and operating or cash flow losses associated with the use of the aircraft.

Aircraft maintenance costs

Aircraft maintenance costs

The accounting for the cost of providing major airframe and certain engine maintenance checks for owned aircraft is described in the accounting policy for property, plant and equipment.

For aircraft held under lease agreements, Ryanair is contractually committed to either return the aircraft in a certain condition or to compensate the lessor based on the actual condition of the airframe, engines and life-limited parts upon return. In order to fulfill such conditions of the lease, maintenance, in the form of major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, is required to be performed during the period of the lease and upon return of the aircraft to the lessor. The estimated airframe and engine maintenance costs and the costs associated with the restitution of major life-limited parts, are provided for over the lease term for this contractual obligation, based on the present value of the estimated future cost of the major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, calculated by reference to the number of hours flown or cycles operated during the year. A portion of this provision is offset against the right of use asset, which is immediately depreciated as the liability is incurred as the aircraft is flown. The remaining portion of the provision, relating to normal wear and tear, is charged directly to the income statement.

All other maintenance costs, other than major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts costs associated with leased aircraft, are expensed as incurred.

Intangible assets - landing rights

Intangible assets - landing rights

Intangible assets acquired are recognized to the extent it is considered probable that expected future benefits will flow to the Company and the associated costs can be measured reliably. Landing rights acquired as part of a business combination are capitalized at fair value at that date and are not amortized, where those rights are considered to be indefinite. The carrying values of those rights are reviewed for impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that carrying values may not be recoverable. No impairment to the carrying values of the Company’s intangible assets has been recorded to date.

Financial assets: cash > 3 months

Financial assets: cash > 3 months

Other financial assets comprise cash deposits of greater than three months’ maturity at commencement. All amounts are categorized as amortized cost and are recognized initially at fair value and then subsequently are measured at amortized cost, using the effective interest method in the balance sheet.

Derivative financial instruments

Derivative financial instruments

The Group uses various derivative financial instruments to manage its exposure to market risks, including the risks relating to fluctuations in commodity prices and currency exchange rates. Ryanair uses forward swap contracts and options for the purchase of its jet fuel (jet kerosene) and forward contracts for carbon credit (Emission Trading Scheme) requirements to reduce its exposure to commodity price risk. It also uses foreign currency forward contracts to reduce its exposure to risks related to foreign currencies, principally the U.S. dollar exposure associated with the purchase of new Boeing 737-8200 aircraft and the U.S. dollar exposure associated with the purchase of jet fuel.

The Group’s derivative financial instruments are measured at fair value and recognised as either assets or liabilities in its consolidated balance sheet.

All derivatives are designated as cash flow hedges on inception. With the exception of the time value of jet fuel call options, all gains and losses are taken to other reserves. The time value of jet fuel call options is excluded from the designated hedging instrument, with movements in time value recognised in the income statement. At March 31, 2024, a net asset of €144m (2023: net asset of €231m) was recognised on balance sheet in respect of the Group’s foreign currency derivative instruments associated with future jet fuel purchases and aircraft additions, and a net asset of €27m (2023: net liability of €286m) was recognised in respect of its commodity derivative instruments associated with fuel and carbon operating expenses.

In determining the hedge effectiveness of derivative instruments used to hedge Ryanair’s fuel requirements, there is significant judgement involved in assessing whether the volumes of jet fuel hedged are still expected to be highly probable forecast transactions. Specifically, significant judgement is required in respect of the assumptions related to the future number of sectors and sector length. All of these assumptions impact upon forecast fuel consumption, and changes to these assumptions could have a significant effect on the assessment of hedge effectiveness.

In respect of foreign currency hedge effectiveness for future aircraft purchases, there is a high degree of judgement involved in assessing whether the future aircraft payments are still considered highly probable of occurring, and the timing of these future payments for aircraft. The timing of future payments for aircraft is dependent on the aircraft manufacturer’s ability to meet forecast aircraft delivery schedules.

As at March 31, 2024 the Group had entered into jet fuel forward swap contracts covering approximately 70% of its estimated requirements for fiscal year 2025. The Group believes these hedges to be effective for hedge accounting purposes.

Trade and other receivables and payables

Trade and other receivables and payables

Trade and other receivables and payables are stated on initial recognition at fair value plus any incremental direct costs and subsequently at amortized cost, net (in the case of receivables) of any impairment losses, which approximates fair value given the short-dated nature of these assets and liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash represents cash held at banks and available on demand and is categorized for measurement purposes as amortized cost.

Cash equivalents are current asset investments (other than cash) that are readily convertible into known amounts of cash, typically cash deposits of more than one day but less than three months at the date of purchase, and money market funds. Deposits with maturities greater than three months but less than one year are recognized as short-term investments, are measured at amortized cost and are carried initially at fair value and then subsequently at amortized cost, using the effective-interest method.

EU Emissions Trading Scheme and UK Emissions Trading Scheme ("ETS")

EU Emissions Trading System and UK Emissions Trading Scheme (“ETS”)

The EU Emissions Trading System and UK Emissions Trading Scheme (“ETS”), are cap-and-trade systems for CO2 emissions to encourage industries to improve their CO2 efficiency. On an annual basis, the Group surrenders allowances, received via a mixture of free allocations from governing bodies and carbon credits purchased in the external market, to cover carbon emissions. The Group recognizes the cost associated with the purchase of carbon credits as part of the ETS as an expense in the income statement within ‘Operating expenses – fuel and oil’. This expense is recognized in line with fuel consumed during the fiscal year as the Group’s carbon emissions and fuel consumptions are directly linked.

ETS allowances are recognized and measured at cost, as follows:

a)Allowances received from governing bodies for free – a nil amount is recognized.

b)	Carbon credits purchased in the external market – are recognized at their purchase price as a prepayment and are presented within ‘Other assets’ on the Group’s balance sheet.

A liability is recognized when carbon emissions produced exceed the allowances received from governing bodies. These excess emissions produced by the Group are measured at fair value, reflecting the expenditure required to settle the present obligation at the reporting date. The liability is presented within ‘Accrued expenses and other liabilities’ on the Group’s balance sheet.

In the Consolidated Statement of Cash Flows, ETS allowances purchased are reflected within operating activities as an increase in other assets.

As noted on pages F-37 and F-38, the Group’s fuel risk management policy includes hedging of ETS exposures. The Group had purchased sufficient carbon credits to satisfy the fiscal year 2024 emissions and as such, the cost of emissions is not deemed to represent a major source of estimation uncertainty.

Interest-bearing loans and borrowings

Interest-bearing loans and borrowings

All loans and borrowings are initially recorded at fair value, being the fair value of the consideration received, net of attributable transaction costs. Subsequent to initial recognition, non-current interest-bearing loans are measured at amortized cost, using the effective interest rate methodology.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

Right of use assets and lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. In determining the net present value of lease payments, the Group uses its incremental borrowing rate based on information available at the lease commencement date. The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the commencement date, plus any initial direct costs incurred.

The Group recognizes a depreciation charge for right of use assets on a straight-line basis over the lease term within depreciation expenses, and an interest expense on lease liabilities within finance expenses in the Group’s consolidated income statement. In addition, the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. The interest rate implicit in the lease cannot be readily determined, and therefore the incremental borrowing rate of the Group has been used. The incremental borrowing rate is determined by reference to the borrowing rate the Group would be offered if it took out a securitized loan from a third-party financial institution for a similar amount and similar period. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option, if there is a revised in-substance fixed lease payment or if there is a contract modification. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Group has lease agreements for aircraft with lease and non-lease components, which the Group has elected to account for as a single lease component.

The Group has elected to take the short-term lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements with an original term of 12 months or less. Lease payments associated with short-term leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

The Group has elected to take the low value lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements for which the underlying value is of low value. Lease payments associated with these leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

Provisions and contingencies

Provisions and contingencies

A provision is recognized in the balance sheet when there is a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefit will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future outflow at a pre-tax rate that reflects current market assessments of the time value of money and, when appropriate, the risks specific to the liability.

The Group assesses the likelihood of any adverse outcomes to contingencies, as well as probable losses. We record provisions for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. A contingent liability is disclosed where the existence of the obligation will only be confirmed by future events, or where the amount of the obligation cannot be measured with reasonable reliability. Provisions are re-measured at each reporting date based on the best estimate of the settlement amount.

Revenues

Revenues

Scheduled revenues relate to the sale of flight seats and associated direct flight fees, including baggage fares and change fees. Scheduled revenues are measured at the amount paid by the passenger, net of taxes, and recognized within unearned revenue at the time of booking. Scheduled revenues are recognized within the income statement at the point in time when the flight service is provided (i.e. when the flight takes place).

Ancillary revenues relate to activities connected with the flight service, including priority boarding, allocated seating and in-flight sales of merchandise. These services are recognized when the performance obligations have been satisfied which, as the majority of the ancillary services are related to passenger flight travel, is at the point in time when the flight service is provided.

The Group has determined it is an agent in relation to associated flight services including car hire, travel insurance, accommodation, airport transfer and parking and airport fast track services as the obligation is to arrange for the services to be provided by a third party and therefore revenue is mainly recognized at the point in time when the service is arranged. This is predominately at the time of booking by the passenger.

Where a flight is cancelled, a passenger is entitled to a cash refund, a voucher for a future flight, or to re-schedule the cancelled flight.  Additionally, gift vouchers may be purchased by passengers. Where a voucher is issued, a liability for the amount paid by the passenger is recognized in full and held within unearned revenue until the voucher is utilized against a future flight, when it expires, or when it is probable that it will expire unexercised.

Accordingly, unearned revenue, which is presented as a contract liability within the balance sheet, represents flight seats sold but not yet flown and where a voucher for a future flight has been issued. Unearned revenue is included in accrued expenses and other liabilities.

Where the Group expects to refund some, or all, of the amount paid for a flight service, for instance where a flight is cancelled, a refund liability is recognized for the full amount payable. This is recognized within unearned revenue and included in accrued expenses and other liabilities.

Share-based payments

Share-based payments

The Company engages in equity-settled, share-based payment transactions in respect of services received from certain employees as part of the Option Plan 2013 and the LTIP 2019 (collectively “equity settled transactions”). The fair value of the services received is measured by reference to the fair value of the equity settled transactions on the date of the grant. The grant measurement date is the date that a shared understanding of the terms of the award is established between the Company and the employee. The cost of the employee services received in respect of the equity settled transactions granted is recognized in the income statement over the period that the services are received, which is the vesting period, with a corresponding increase in equity. To the extent that service is provided prior to the grant measurement date, the fair value of the equity settled transaction is initially estimated and re-measured at each reporting date until the grant measurement date is achieved. The fair value of the market conditions related to equity settled transactions granted is determined using a binomial lattice option-pricing model, which takes into account the exercise price of the equity settled transactions, the current share price, the risk-free interest rate, the expected volatility of the Ryanair Holdings plc share price over the life of the equity settled transaction, employee early exercise behavior and other relevant factors. Non-market vesting conditions are included in the assumptions about the number of equity settled transactions that are expected to vest. At each reporting date, the Company revises its estimates of the number of options/conditional shares that are likely to vest as a result of non-market conditions. Where the share-based payments give rise to the issue of new share capital, the proceeds received by the Company are credited to share capital (nominal value) and share premium (where applicable) when the share entitlements are exercised.

The Group recognizes the effect of modifications that increase the total fair value of the share-based payment arrangement. The incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity-settled share-based payments transactions vest.

Government grants

Government grants

Grants that compensate the Company for related expenses incurred are recognized in the income statement on a systematic basis in the periods in which the related expenses are recognized in staff costs.

During recent years, many European countries in which the Ryanair Group operates made available payroll support schemes. The Ryanair Group utilized a number of these employment retention schemes to protect jobs within the Group. These schemes were a mix of short term Covid-19 specific programs and long term schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to €nil in fiscal year 2024 (2023: €nil; 2022: €82m) and are offset against staff costs in the consolidated income statement. Such supports wound down significantly in the second half of fiscal year 2022.

In April 2020, the Group raised £600m unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was extended in March 2021 for a further 12 months at a 0.46% interest rate. In October 2021 the Group repaid the £600m HMT and Bank of England CCFF in full. There are no unfulfilled conditions attaching to government assistance at March 31, 2024.

Taxation

Taxation

Income tax on the profit or loss for the year comprises current and deferred tax. It is recognized in the income statement except to the extent that it relates to items recognized directly in equity or other comprehensive income (“OCI”). The Group has determined that the interest and penalties related to uncertain income tax treatments do not meet the definition of income taxes, and therefore accounted for them under IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

Current Tax

Current tax comprises the expected tax payable and receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred Tax

Deferred income tax is provided, using the liability method, on temporary differences arising from the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates and legislation enacted or substantively enacted by the reporting date and expected to apply when the temporary differences reverse.  Deferred income tax is not recognized in relation to tax laws that implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development, including tax law that implements qualified domestic minimum top-up taxes under those rules.

The following temporary differences are not provided for: (i) the initial recognition of assets and liabilities that effect neither accounting nor taxable profit and (ii) differences relating to investments in subsidiaries to the extent that it is probable they will not reverse in the future.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. The carrying amounts of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that a sufficient taxable profit will be available to allow all or part of the deferred tax asset to be realized.

Tax liabilities are based on the best estimate of the likely obligation at each reporting period.  These estimates are subject to revision based on the outcome of tax audits and discussions with revenue authorities that can take several years to conclude.

Social insurance, passenger taxes and sales taxes

Social insurance, passenger taxes and sales taxes are recorded as a liability based on laws enacted in the jurisdictions to which they relate. Liabilities are recorded when an obligation has been incurred.

Share capital

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of consideration paid, which includes any directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from total equity, until they are canceled.

Dividend distributions are recognized as a liability in the period in which the dividends are approved by the Company’s shareholders.